UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           February  14, 2008
-----------------              ----------------------       ------------------
   [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $703,270 (thousands)


List of Other Included Managers:

         No.    Form 13F File No.       Name
         1.     028-10402               Balyasny Asset Management L.P.

                            LUXOR CAPITAL GROUP, LP
             FORM 13F INFORMATION TABLE FOR QUARTER ENDED 12/31/07
COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7   COLUMN 8
--------                     ----------        --------    ----------       ---------     ----------    ---------- ---------

                               TITLE OF                   VALUE      SHRS OR   SH/  CALL/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP    (X$1000)    PRN AMT   PRN  PUT   DISCRETION   MANAGERS SOLE    SHARED  NONE
--------------               ----------      ----------- ----------  --------- ---- ----- ----------   -------- ------  ------ -----
ALLIANCE ONE INTL INC            COM          018772103         59     14,417  SH    -    SOLE                  14,417     -    0
ALLIANCE ONE INTL INC            COM          018772103          3        683  SH    -    SHARED-OTHER     1         -     683  0
CARDERO RES CORP COM             COM          14140U105        788    476,980  SH    -    SOLE                 476,980     -    0
CORUS BANKSHARES INC             COM          220873953        336     31,500  SH    PUT  SOLE                  31,500     -    0
CORUS BANKSHARES INC             COM          220873953         15      1,400  SH    PUT  SHARED-OTHER     1         -   1,400  0
EBIX INC                         COM NEW      278715206     43,269    591,193  SH    -    SOLE                 591,193     -    0
EBIX INC                         COM NEW      278715206        645      8,807  SH    -    SHARED-OTHER     1         -   8,807  0
ENDEAVOR INTL CORP INC      NOTE 6.000% 1/1   29257MAB6      9,343 11,325,000  SH    -    SOLE              11,325,000     -    0
ENDEAVOR INTL CORP INC      NOTE 6.000% 1/1   29257MAB6          5      6,000  SH    -    SHARED-OTHER     1         -   6,000  0
ENDEAVOUR INTL CORP              COM          29259G101      2,324  1,734,140  SH    -    SOLE               1,734,140     -    0
ENDEAVOUR INTL CORP              COM          29259G101         49     36,422  SH    -    SHARED-OTHER     1         -  36,422  0
FIDELITY NATIONAL FINANCIAL      CL A         31620R105      7,210    493,512  SH    -    SOLE                 493,512     -    0
FIDELITY NATIONAL FINANCIAL      CL A         31620R105        303     20,767  SH    -    SHARED-OTHER     1         -  20,767  0
FIRSTFED FINL CORP               COM          337907109      2,901     80,983  SH    -    SOLE                  80,983     -    0
FIRSTFED FINL CORP               COM          337907109        121      3,371  SH    -    SHARED-OTHER     1         -   3,371  0
GOLAR LNG LTD BERMUDA            SHS          G9456A100     46,395  2,097,442  SH    -    SOLE               2,097,442     -    0
GOLAR LNG LTD BERMUDA            SHS          G9456A100      1,957     88,484  SH    -    SHARED-OTHER     1         -  88,484  0
GULFPORT ENERGY CORP             COM NEW      402635304     48,887  2,677,296  SH    -    SOLE               2,677,296     -    0
GULFPORT ENERGY CORP             COM NEW      402635304      1,689     92,518  SH    -    SHARED-OTHER     1         -  92,518  0
ICONIX BRAND GROUP INC           COM          451055107     39,050  1,986,290  SH    -    SOLE               1,986,290     -    0
ICONIX BRAND GROUP INC           COM          451055107      1,654     84,127  SH    -    SHARED-OTHER     1         -  84,127  0
INDUSTRIAL SVCS AMER INC FLA     COM          456314103      1,240    164,697  SH    -    SOLE                 164,697     -    0
INDYMAC BANCORP INC              COM          456607100        686    115,296  SH    -    SOLE                 115,296     -    0
INDYMAC BANCORP INC              COM          456607100         28      4,704  SH    -    SHARED-OTHER     1         -   4,704  0
INDYMAC BANCORP INC              COM          456607950      1,698    285,300  SH    PUT  SOLE                 285,300     -    0
INDYMAC BANCORP INC              COM          456607950         78     13,100  SH    PUT  SHARED-OTHER     1         -  13,100  0
MAXXAM INC                       COM          577913106     19,284    687,480  SH    -    SOLE                 687,480     -    0
MCCLATCHY CO                     CL A         579489105        835     66,712  SH    -    SOLE                  66,712     -    0
MECHEL OAO                   SPONSORED ADR    583840103     19,234    198,006  SH    -    SOLE                 198,006     -    0
MECHEL OAO                   SPONSORED ADR    583840103        805      8,283  SH    -    SHARED-OTHER     1         -   8,283  0
MEDAREX INC                      COM          583916101     21,261  2,040,366  SH    -    SOLE               2,040,366     -    0
MEDAREX INC                      COM          583916101        909     87,240  SH    -    SHARED-OTHER     1         -  87,240  0
MICROSOFT CORP                   COM          594918904      9,929    278,900  SH    CALL SOLE                 278,900     -    0
NORTEL INVERSORA S A         SPON ADR PFD B   656567401      1,421     70,000  SH    -    SOLE                  70,000     -    0
PFF BANCORP INC                  COM          69331W104     19,664  1,633,215  SH    -    SOLE               1,633,215     -    0
PFF BANCORP INC                  COM          69331W104        861     71,478  SH    -    SHARED-OTHER     1         -  71,478  0
PHH CORP                         COM NEW      693320202     71,243  4,038,713  SH    -    SOLE               4,038,713     -    0
PHH CORP                         COM NEW      693320202      2,997    169,921  SH    -    SHARED-OTHER     1         - 169,921  0
RTI INTL METALS INC              COM          74973W107     30,079    436,375  SH    -    SOLE                 436,375     -    0
RTI INTL METALS INC              COM          74973W107      1,271     18,441  SH    -    SHARED-OTHER     1         -  18,441  0
SILICON GRAPHICS INC             COM NEW      827056300        203     11,130  SH    -    SOLE                  11,130     -    0
ST JOE CO                        COM          790148100     15,251    429,479  SH    -    SOLE                 429,479     -    0
ST JOE CO                        COM          790148100        766     21,578  SH    -    SHARED-OTHER     1         -  21,578  0
SUNTECH PWR HLDGS CO LTD         COM          86800C954      8,232    100,000  SH    PUT  SOLE                 100,000     -    0
TEEKAY CORPORATION               COM          Y8564W903      7,699    144,700  SH    CALL SOLE                 144,700     -    0
TEEKAY CORPORATION               COM          Y8564W103     93,825  1,763,288  SH    -    SOLE               1,763,288     -    0
TEEKAY CORPORATION               COM          Y8564W903        282      5,300  SH    CALL SHARED-OTHER     1         -   5,300  0
TEEKAY CORPORATION               COM          Y8564W103      3,956     74,353  SH    -    SHARED-OTHER     1         -  74,353  0
TEEKAY LNG PARTNERS L P       PRTNRSP UNITS   Y8564M105      1,154     38,889  SH    -    SOLE                  38,889     -    0
TEEKAY LNG PARTNERS L P       PRTNRSP UNITS   Y8564M105         49      1,636  SH    -    SHARED-OTHER     1         -   1,636  0
TEEKAY OFFSHORE PARTNERS L P  PARTNERSHIP UN  Y8565J101     30,652  1,218,781  SH    -    SOLE               1,218,781     -    0
TEEKAY OFFSHORE PARTNERS L P  PARTNERSHIP UN  Y8565J101      1,283     51,018  SH    -    SHARED-OTHER     1         -  51,018  0
TERNIUM SA                       SPON ADR     880890108      7,558    188,441  SH    -    SOLE                 188,441     -    0
TERNIUM SA                       SPON ADR     880890108        323      8,058  SH    -    SHARED-OTHER     1         -   8,058  0
TITAN INTL INC ILL               COM          88830M102     56,587  1,810,215  SH    -    SOLE               1,810,215     -    0
TITAN INTL INC ILL               COM          88830M102      2,379     76,116  SH    -    SHARED-OTHER     1         -  76,116  0
TYCO INTL LTD BERMUDA            COM          G9143X908     23,152    583,900  SH    CALL SOLE                 583,900     -    0
TYCO INTL LTD BERMUDA            COM          G9143X908      1,114     28,100  SH    CALL SHARED-OTHER     1         -  28,100  0
VMWARE INC                       CL A COM     928563402     17,749    208,835  SH    -    SOLE                 208,835     -    0
VMWARE INC                       CL A COM     928563402        740      8,707  SH    -    SHARED-OTHER     1         -   8,707  0
XENOPORT INC                     COM          98411C100     18,975    339,574  SH    -    SOLE                 339,574     -    0
XENOPORT INC                     COM          98411C100        812     14,529  SH    -    SHARED-OTHER     1         -  14,529  0
